CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 127,632	$ 135,992
Restricted cash	6,558	5,386
Accounts receivable, net	60,331	65,829
Due from affiliate companies	4,002	8,548
Inventories	30,170	28,489
Prepaid expenses and other current assets	27,383	28,896
Total current assets	256,076	273,140
Deposits for vessels, port terminals and other fixed assets	36,849	136,891
Vessels, port terminals and other fixed assets, net	1,809,225	1,821,101
Deferred dry dock and special survey costs, net	32,945	37,781
Loan receivable from affiliate companies	30,112	23,008
Long-term receivable from affiliate companies	0	11,105
Investments in affiliates	183,160	160,071
Other long-term assets	4,856	2,647
Intangible assets other than goodwill	116,422	126,815
Goodwill	160,336	160,336
Total non-current assets	2,373,905	2,479,755
Total assets	2,629,981	2,752,895
Current liabilities
Accounts payable	79,671	85,538
Accrued expenses and other liabilities	94,859	91,749
Deferred income and cash received in advance	11,030	9,183
Due to affiliate companies	16,749	32,847
Current portion of capital lease obligations	0	2,639
Current portion of long-term debt, net	33,885	29,827
Total current liabilities	236,194	251,783
Senior and ship mortgage notes, net	1,301,999	1,296,537
Long-term debt, net of current portion	346,604	274,855
Capital lease obligations, net of current portion	0	14,978
Other long-term liabilities and deferred income	43,382	43,388
Loan payable to affiliate company	0	49,876
Long-term payable to affiliate companies	76,872	6,399
Deferred tax liability	7,766	11,526
Total non-current liabilities	1,776,623	1,697,559
Total liabilities	2,012,817	1,949,342
Commitments and contingencies
Stockholders' equity
Preferred Stock - $0.0001 par value, authorized 1,000,000 shares, 46,302 and 49,504 issued and outstanding as of December 31, 2017 and 2016, respectively.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, 120,386,472 and 117,131,407 issued and outstanding as of December 31, 2017 and 2016, respectively.	12	12
Additional paid-in capital	682,105	678,531
Accumulated other comprehensive income	2	0
Accumulated deficit	(166,021)	(256)
Total Navios Holdings stockholders' equity	516,098	678,287
Noncontrolling interest	101,066	125,266
Total stockholders' equity	617,164	803,553
Total liabilities and stockholders' equity	$ 2,629,981	$ 2,752,895